RESTRUCTURING AND IMPAIRMENTS (Tables)	0 Months Ended
Mar. 31, 2015
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 10 – Impairments, restructuring and others:

Impairments, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2015	2014

	U.S. $ in millions

Contingent consideration	$244	$(9)
Impairments of long-lived assets	65	1
Restructuring	3	58
Other	(13)	7

Total	$299	$57